Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash, cash equivalents and restricted cash
Cash at bank and in hand	$ 214	$ 324
Short term bank deposits	388	110
Restricted cash	8	9
Total	$ 610	$ 443	$ 555	$ 463